Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Other receivables	98,212	95,606	13,346
Employee advances	1,117	1,874	262
Prepaid rents	1,638	1,523	213
Others	11,077	11,897	1,658
Total prepayments and other current assets	112,044	110,900	15,479